                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

 Report for the Calendar Year or Quarter Ended: December 31, 2002
                                                --------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------
  This Amendment (Check only one.):     [X] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:
 Name:    Account Management, LLC
          ---------------------------------------------
 Address: 2 Newbury Street
          ---------------------------------------------
          Boston, MA 02116
          ---------------------------------------------

 Form 13F File Number:  28-01363
                           ---------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:
 Name:    Richard C. Albright
          ---------------------------------------------
 Title:   Principal
          ---------------------------------------------
 Phone:   617-236-4200
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Richard C. Albright  Boston, MA                    2/11/03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                                                                ----------------
                                                                  SEC USE ONLY
                                                                ----------------
Page 1 of 5                        FORM 13F
                                                                ----------------
               Name of Reporting Manager: Account Management, LLC


                                                                            Item 6:
                                                                      Investment Discretion                          Item 8:
                                                                  -------------------------------               Voting Authority
                      Item 2:               Item 4:     Item 5:                 (b)                Item 7:          (Shares)
                       Title    Item 3:       Fair     Shares or              Shared-       (c)    Managers  -----------------------
    Item 1:             of       CUSIP       Market    Principal     (a)     As Defined   Shared-    See       (a)        (b)   (c)
Name of Issuer         Class     Number      Value      Amount       Sole    in Instr. V   Other   Instr. V    Sole     Shared  None
--------------------  -------  ---------    -------    ---------  ---------  -----------  -------  --------  ---------  ------  ----
Maxim Integrated      Common   57772K101   79,410,814  2,403,475  2,403,475                                  2,403,475
  Products             Stock
Corporate Executive   Common   21988R102   12,582,864    394,200    394,200                                    394,200
  Board                Stock
IDT Corporation       Common   448947101      842,023     48,700     48,700                                     48,700
                       Stock
IDT Corporation       Common   448947309   22,861,740  1,474,000  1,474,000                                  1,474,000
  Class B              Stock
Supertex Inc.         Common   868532102   12,792,744    859,150    859,150                                    859,150
                       Stock
CoStar Group          Common   22160N109    4,699,215    254,700    254,700                                    254,700
                       Stock
Credit Acceptance     Common   225310101    5,431,294    851,300    851,300                                    851,300
  Corporation          Stock
Lionbridge            Common   536252109    2,322,645  1,191,100  1,191,100                                  1,191,100
  Technology           Stock
Jupiter Media Group   Common   48207D101      171,810     69,000     69,000                                     69,000
                       Stock
Miller Industries     Common   600551105    3,328,129    975,991    975,991                                    975,991
                       Stock

COLUMN TOTALS                             144,443,278  6,521,616


                                                                ----------------
                                                                  SEC USE ONLY
                                                                ----------------
Page 2 of 5                        FORM 13F
                                                                ----------------
               Name of Reporting Manager: Account Management, LLC


                                                                            Item 6:
                                                                      Investment Discretion                          Item 8:
                                                                  -------------------------------               Voting Authority
                      Item 2:               Item 4:     Item 5:                 (b)                Item 7:          (Shares)
                       Title    Item 3:       Fair     Shares or              Shared-       (c)    Managers  -----------------------
    Item 1:             of       CUSIP       Market    Principal     (a)     As Defined   Shared-    See       (a)        (b)   (c)
Name of Issuer         Class     Number      Value      Amount       Sole    in Instr. V   Other   Instr. V    Sole     Shared  None
--------------------  -------  ---------    -------    ---------  ---------  -----------  -------  --------  ---------  ------  ----
CyberSource           Common   23251J106      952,386    388,729    388,729                                    388,729
  Corporation          Stock
Net2Phone, Inc.       Common   64108N106    8,178,975  2,019,500  2,019,500                                  2,019,500
                       Stock
Adtran Inc.           Common   00738A106      493,500     15,000     15,000                                     15,000
                       Stock
Integral Systems,     Common   45810H107      160,400      8,000      8,000                                      8,000
  Inc.                 Stock
Dean Foods, Inc.      Common   242370104    1,799,350     48,500     48,500                                     48,500
                       Stock
Province Healthcare   Common   743977100      749,210     77,000     77,000                                     77,000
  Co.                  Stock
Healthgate Data       Common   42222H304        8,528    213,199    213,199                                    213,199
  Corporation          Stock
Citicorp              Common   172967101      334,305      9,500      9,500                                      9,500
                       Stock
Phelps Dodge          Common   717265102      775,425     24,500     24,500                                     24,500
  Corporation          Stock
Agrico Eagle          Common   008474108      609,260     41,000     41,000                                     41,000
  Mines Ltd.           Stock

COLUMN TOTALS                              14,061,339  2,844,928


                                                                ----------------
                                                                  SEC USE ONLY
                                                                ----------------
Page 3 of 5                        FORM 13F
                                                                ----------------
               Name of Reporting Manager: Account Management, LLC


                                                                            Item 6:
                                                                      Investment Discretion                          Item 8:
                                                                  -------------------------------               Voting Authority
                      Item 2:               Item 4:     Item 5:                 (b)                Item 7:          (Shares)
                       Title    Item 3:       Fair     Shares or              Shared-       (c)    Managers  -----------------------
    Item 1:             of       CUSIP       Market    Principal     (a)     As Defined   Shared-    See       (a)        (b)   (c)
Name of Issuer         Class     Number      Value      Amount       Sole    in Instr. V   Other   Instr. V    Sole     Shared  None
--------------------  -------  ---------    -------    ---------  ---------  -----------  -------  --------  ---------  ------  ----
Bright Horizons       Common   109195107    4,386,720    156,000    156,000                                    156,000
  Family Solutions     Stock
Federal National      Common   313586109      964,950     15,000     15,000                                     15,000
  Mortgage             Stock
Sun Hydraulics        Common   866942105    1,792,000    224,000    224,000                                    224,000
                       Stock
Hewlett Packard       Common   428336103      373,240     21,500     21,500                                     21,500
                       Stock
A/Tell                Common   020039103      405,348      7,948      7,948                                      7,948
                       Stock
Glaxo Wellcome        Common   37733W105      262,220      7,000      7,000                                      7,000
                       Stock
Exxon                 Common   302290101      167,712      4,800      4,800                                      4,800
                       Stock
Cabot Corporation     Common   127055101      345,020     13,000     13,000                                     13,000
                       Stock
Aradigm Corporation   Common   038505103      192,780    119,000    119,000                                    119,000
                       Stock
Chevron Texaco        Common   166764100      159,552      2,400      2,400                                      2,400
  Corporation          Stock

COLUMN TOTALS                               9,049,542    570,648


                                                                ----------------
                                                                  SEC USE ONLY
                                                                ----------------
Page 4 of 5                        FORM 13F
                                                                ----------------
               Name of Reporting Manager: Account Management, LLC


                                                                            Item 6:
                                                                      Investment Discretion                          Item 8:
                                                                  -------------------------------               Voting Authority
                      Item 2:               Item 4:     Item 5:                 (b)                Item 7:          (Shares)
                       Title    Item 3:       Fair     Shares or              Shared-       (c)    Managers  -----------------------
    Item 1:             of       CUSIP       Market    Principal     (a)     As Defined   Shared-    See       (a)        (b)   (c)
Name of Issuer         Class     Number      Value      Amount       Sole    in Instr. V   Other   Instr. V    Sole     Shared  None
--------------------  -------  ---------    -------    ---------  ---------  -----------  -------  --------  ---------  ------  ----
Pepsico               Common   713344108      506,640     12,000     12,000                                     12,000
                       Stock
Johnson and Johnson   Common   478160104    2,848,993     53,044     53,044                                     53,044
                       Stock
Schlumberger          Common   806857108      361,974      8,600      8,600                                      8,600
                       Stock
NewMount Mining       Common   651639106    1,393,440     48,000     48,000                                     48,000
  Corporation          Stock
Aberdeen Asia-        Common   003009107      926,000    200,000    200,000                                    200,000
  Pacific Income       Stock
Liberty Media Corp.   Common   530718105    3,318,707    371,220    371,220                                    371,220
  Ser. A               Stock
Dow Chemical          Common   260543103      304,425     10,250     10,250                                     10,250
                       Stock
Berkshire Hathaway    Common   084670108    1,527,750         21         21                                         21
  Inc. Del. Cl. B      Stock
Applied Materials     Common   038222105      260,600     20,000     20,000                                     20,000
  Inc.                 Stock
Intel Corporation     Common   458140100      311,400     20,000     20,000                                     20,000
                       Stock

COLUMN TOTALS                              11,759,929    743,135


                                                                ----------------
                                                                  SEC USE ONLY
                                                                ----------------
Page 5 of 5                        FORM 13F
                                                                ----------------
               Name of Reporting Manager: Account Management, LLC


                                                                            Item 6:
                                                                      Investment Discretion                          Item 8:
                                                                  -------------------------------               Voting Authority
                      Item 2:               Item 4:     Item 5:                 (b)                Item 7:          (Shares)
                       Title    Item 3:       Fair     Shares or              Shared-       (c)    Managers  -----------------------
    Item 1:             of       CUSIP       Market    Principal     (a)     As Defined   Shared-    See       (a)        (b)   (c)
Name of Issuer         Class     Number      Value      Amount       Sole    in Instr. V   Other   Instr. V    Sole     Shared  None
--------------------  -------  ---------    -------    ---------  ---------  -----------  -------  --------  ---------  ------  ----
Invacare Corporation  Common   461203101      429,570     12,900     12,900                                     12,900
                       Stock
Portfolio Recovery    Common   73640Q105      237,263     13,000     13,000                                     13,000
  Assoc.               Stock
                      Common                                              0                                          0
                       Stock
                      Common                                              0                                          0
                       Stock
                      Common                                              0                                          0
                       Stock
                      Common                                              0                                          0
                       Stock
                      Common                                              0                                          0
                       Stock
                      Common                                              0                                          0
                       Stock
                      Common                                              0                                          0
                       Stock
                      Common                                              0                                          0
                       Stock

COLUMN TOTALS                                 686,833     25,900
